Inventory	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
Inventory

Note 11	Inventory

FOR THE YEAR ENDED DECEMBER 31	2019	2018
Wireless devices and accessories	199	202
Merchandise and other	228	230
Total inventory	427	432

The total amount of inventory subsequently recognized as an expense in cost of revenues was $3,141 million and $2,971 million for 2019 and 2018, respectively.